NON-CONTROLLING INTEREST - Summarized Financial Statements (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Current assets	$ 333,325	$ 252,712
Current liabilities	(243,770)	(135,080)
Non-controlling interest	49,754	43,940
Non Controlling Income Statement [Abstract]
Revenue	842,428	681,491
Net income (loss) and comprehensive income (loss)	(45,511)	(136,177)
Statement of cash flows [abstract]
Cash flows provided by operating activities	296,909	194,249
Cash flows used in investing activities	(216,884)	(255,333)
Cash flows (used in) provided by financing activities	(32,716)	$ 38,466
Non-controlling interests [member]
Non Controlling Income Statement [Abstract]
Net income (loss) and comprehensive income (loss)	$ 7,206
Yaramoko Mine [member] | Government of Burkina Faso [Member]
Non-controlling interest percentage	10.00%
Current assets	$ 53,002
Non-current assets	153,037
Current liabilities	(30,356)
Non-current liabilities	(100,919)
Net assets	74,764
Non-controlling interest	3,379
Non Controlling Income Statement [Abstract]
Revenue	228,846
Net income (loss) and comprehensive income (loss)	(2,881)
Statement of cash flows [abstract]
Cash flows provided by operating activities	101,193
Cash flows used in investing activities	(51,057)
Cash flows (used in) provided by financing activities	$ (43,025)
Seguela Project [Member] | Government of Cte d'Ivoire [Member]
Non-controlling interest percentage	10.00%
Current assets	$ 82,462
Non-current assets	318,912
Current liabilities	(63,515)
Non-current liabilities	(228,553)
Net assets	109,306
Non-controlling interest	46,376
Non Controlling Income Statement [Abstract]
Revenue	154,165
Net income (loss) and comprehensive income (loss)	66,915
Statement of cash flows [abstract]
Cash flows provided by operating activities	109,264
Cash flows used in investing activities	(59,022)
Cash flows (used in) provided by financing activities	$ 79